Current and Deferred taxes (Details 5) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets
Recognised through other comprehensive income	$ 18,992	$ 1,231
Recognised through profit or loss	432,396	396,284
Total deferred tax assets	451,388	397,515
Deferred tax liabilities
Recognised through other comprehensive income	(15,830)	(5,687)
Recognised through profit or loss	(83,327)	(9,783)
Total deferred tax liabilities	$ (99,157)	$ (15,470)